Unaudited condensed consolidated statements of profit or loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Unaudited condensed consolidated statements of profit or loss
Revenues	$ 154,251	$ 132,824	$ 320,798	$ 271,302
Net pool allocation	2,658	6,958	(4,080)	15,611
Voyage expenses and commissions	(5,867)	(4,634)	(12,784)	(9,915)
Vessel operating and supervision costs	(33,358)	(32,703)	(66,328)	(67,016)
Depreciation	(41,350)	(38,813)	(80,949)	(74,342)
General and administrative expenses	(11,172)	(10,352)	(21,549)	(22,365)
Profit from operations	65,162	53,280	135,108	113,275
Financial costs	(46,897)	(42,000)	(92,404)	(78,597)
Financial income	1,709	1,294	3,168	2,310
Gain/(loss) on derivatives	(30,799)	1,167	(51,043)	18,938
Share of profit of associates	313	471	558	827
Total other expenses, net	(75,674)	(39,068)	(139,721)	(56,522)
Profit/(loss) for the period	(10,512)	14,212	(4,613)	56,753
Attributable to:
Owners of the Group	(25,998)	(3,620)	(36,945)	15,684
Non-controlling interests	$ 15,486	$ 17,832	$ 32,332	$ 41,069
(Loss)/earnings per share-basic and diluted
(Loss)/earnings per share-basic and diluted	$ (0.35)	$ (0.08)	$ (0.52)	$ 0.13